Offerings	Sep. 30, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares underlying Class C Preferred Shares issued to Selling Shareholders
Amount Registered | shares	18,750,000
Proposed Maximum Offering Price per Unit	17.17
Maximum Aggregate Offering Price	$ 321,937,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 44,459.57
Offering Note	Represents shares offered by the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares being registered hereunder include such indeterminate number of shares as may be issuable as a result of share splits, share dividends or similar transactions.

Consists of 18,750,000 common shares issuable upon conversion of Class C Preferred Shares.

(2) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, based on a per share price of $17.17, the average of the high and low reported sales price of the Company’s common shares on September 29, 2026, as reported on The Nasdaq Capital Market.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issued to Selling Shareholders
Amount Registered | shares	1,064,230
Proposed Maximum Offering Price per Unit	17.17
Maximum Aggregate Offering Price	$ 18,272,829.10
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,523.48
Offering Note	Represents shares offered by the selling shareholders. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares being registered hereunder include such indeterminate number of shares as may be issuable as a result of share splits, share dividends or similar transactions.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, based on a per share price of $[ ], the average of the high and low reported sales price of the Company’s common shares on September 29, 2026, as reported on The Nasdaq Capital Market.